As filed with the Securities and Exchange Commission on February 24, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end:  September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 11.7%
358,966	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	6.38%	#	08/13/2018	360,133
5,400,142	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Term Loan, Tranche B	6.38%	#	08/13/2019	5,417,693
5,333,000	Allflex Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	8.00%	#	07/19/2021	5,338,013
2,000,000	Anchor Glass Container Corporation, Secured 2nd Lien Term Loan	8.75%	#	11/22/2024	2,045,000
6,000,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	6,076,500
4,000,000	Aspen Merger Sub, Inc., Senior Secured 2nd Lien Term Loan	9.75%	#	09/26/2024	4,030,000
8,900,000	Asurion LLC, Secured 2nd Lien Term Loan	8.50%	#	03/03/2021	9,064,116
3,283,521	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien, Term Loan, Tranche B	6.00%	#	06/21/2022	3,349,191
5,106,605	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	5,111,405
8,000,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	8,126,640
1,377,273	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	0.74%	#	03/19/2021	1,127,215
1,948,215	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	03/19/2021	1,594,497
243,527	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	03/19/2021	199,312
1,412,456	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	03/19/2021	1,156,010
4,932,179	Compuware Corporation, Senior Secured 1st Lien Term Loan, Tranche B2	6.25%	#	12/15/2021	4,969,786
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan	8.75%	#¥	07/02/2021	2,170,171
7,000,000	Cvent, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	06/16/2023	7,087,500
3,911,909	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	05/29/2020	3,951,028
1,606,925	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	1,621,235
957,763	FullBeauty Brands Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	10/14/2022	861,986
3,950,000	Genesy’s Telecom, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/17/2023	4,030,244
1,123,355	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	05/02/2023	1,150,035
8,034,625	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	7,979,387
1,120,000	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	10/27/2023	1,145,900
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan	9.00%	#	07/01/2022	3,876,000
5,000,000	Jazz Acquisition, Inc., Secured 2nd Lien Term Loan	7.75%	#	06/17/2022	4,241,675
7,900,000	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	7,988,875
4,500,000	Kronos, Inc., Senior Secured 2nd Lien Term Loan	9.25%	#	10/18/2024	4,650,953
1,552,174	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	01/31/2024	1,574,160
147,826	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche C	6.50%	#	12/15/2023	149,920
5,000,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan (PIK 10.75%)	10.00%	#	08/31/2021	5,162,500
5,910,000	Longview Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	04/13/2021	5,237,738
3,000,000	Masergy Communications, Inc., Secured 2nd Lien Term Loan	9.50%	#	12/14/2024	2,992,500
6,850,000	Mauser Holding GmbH, Guaranteed Secured 2nd Lien Term Loan	8.25%	#	07/29/2022	6,837,156
2,733,265	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien, Tranche B1	4.52%	#	04/26/2022	2,780,414
6,000,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	5,965,500
2,615,000	National Vision, Inc., Secured 2nd Lien Term Loan	6.75%	#	03/11/2022	2,549,625
5,850,000	NVA Holdings, Inc., Secured 2nd Lien Term Loan	8.00%	#	08/12/2022	5,874,394
3,095,000	P2 Upstream Acquisition Company, Guaranteed Secured 2nd Lien Term Loan	9.25%	#¥	04/30/2021	2,835,794
1,940,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	10/30/2020	1,850,275
5,150,466	PGX Holdings, Inc., Senior Secured 1st Lien Term Loan	6.25%	#	09/29/2020	5,158,527
4,200,000	Piscine US Acquisition LLC, Guaranteed Secured 2nd Lien Term Loan	10.00%	#	12/13/2024	4,154,514
7,736,667	Polycom, Inc., Senior Secured 1st Lien Term Loan	7.50%	#	09/27/2023	7,804,363
3,900,400	Precyse Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	10/20/2022	3,958,906
500,000	Press Ganey Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.25%	#	09/30/2024	510,000
4,500,000	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B	8.25%	#	10/03/2022	4,387,500
5,939,394	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#¥	12/17/2021	5,850,303
2,900,000	RentPath LLC, Senior Secured 2nd Lien Term Loan	10.00%	#¥	12/16/2022	2,556,828
3,252,150	Rhode Island State Energy Partners, Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/16/2022	3,260,280
2,992,500	Safway Group Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	08/18/2023	3,040,500
5,648,897	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	5,729,676
7,580,000	Sedgwick, Inc., Guaranteed Secured 2nd Lien Term Loan	6.75%	#¥	02/28/2022	7,595,804
4,878,138	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	6.00%	#	03/03/2021	4,963,505
5,003,915	Skillsoft Senior Secured 1st Lien Term Loan	5.84%	#	04/28/2021	4,586,413
5,850,000	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.75%	#	07/29/2022	5,769,562
4,515,875	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/03/2023	4,583,613
4,410,000	SourceHOV LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.75%	#	10/31/2019	3,999,870
2,950,000	SRS Distribution, Inc., Secured 2nd Lien Term Loan	9.75%	#	02/24/2023	3,048,648
812,625	Tekni-Plex, Inc., Senior Secured 2nd Lien Term Loan	8.75%	#	06/01/2023	811,609
3,410,496	Transtar Holding Company, Secured 2nd Lien Term Loan	13.50%	#¥Ω	10/09/2019	51,157
4,840,000	US Renal Care, Inc., Senior Secured 2nd Lien Term Loan	9.00%	#	12/29/2023	4,307,600
1,978,302	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	02/13/2023	2,012,003
2,425,000	Wand Intermediate LP, Senior Secured 2nd Lien Term Loan	8.50%	#¥	09/19/2022	2,388,625
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	289,141
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	1,650,859

Total Bank Loans (Cost $247,946,274)					245,000,282

Collateralized Loan Obligations - 8.7%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2	5.13%	#^	07/15/2026	1,935,653
6,000,000	Adams Mill Ltd., Series 2014-1A-E2	7.13%	#^	07/15/2026	5,721,285
2,000,000	ALM LLC, Series 2014-11A-C	4.38%	#^	10/17/2026	1,966,921
1,000,000	ALM LLC, Series 2016-19A-C	4.98%	#^	07/15/2028	1,014,839
5,000,000	ALM LLC, Series 2016-19A-C	7.98%	#^	07/15/2028	5,024,083
1,750,000	Apidos Ltd., Series 2013-14A-E	5.28%	#^	04/15/2025	1,605,192
1,000,000	Apidos Ltd., Series 2014-18A-E	6.88%	#^	07/22/2026	846,822
3,500,000	ARES Ltd., Series 2012-3A-ER	7.88%	#^	01/17/2024	3,517,199
2,827,890	Babson Ltd., Series 2016-2A-E	7.63%	#^	07/20/2028	2,803,586
4,000,000	Barings Ltd., Series 2016-3A-D	8.14%	#^	01/15/2028	3,937,070
500,000	Birchwood Park Ltd., Series 2014-1A-E2	7.28%	#^	07/15/2026	494,553
740,000	BlueMountain Ltd., Series 2012-1A-E	6.38%	#^	07/20/2023	743,637
8,000,000	BlueMountain Ltd., Series 2012-2A-ER	8.03%	#^	11/20/2028	8,063,193
1,500,000	BlueMountain Ltd., Series 2015-2A-F	7.68%	#^	07/18/2027	1,342,820
3,000,000	BlueMountain Ltd., Series 2016-2A-D	7.70%	#^	08/20/2028	2,976,400
5,000,000	Bristol Park Ltd., Series 2016-1A-E	8.13%	#^	04/16/2029	4,838,034
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	3.93%	#^	04/17/2025	4,295,299
3,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	5.09%	#^	07/27/2026	3,004,129
4,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-D2	7.14%	#^	07/27/2026	4,464,262
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-4A-D	7.78%	#^	10/20/2027	1,910,022
3,450,000	Cent Ltd., Series 2013-18A-D	4.33%	#^	07/23/2025	3,382,481
8,500,000	Cent Ltd., Series 2013-18A-E	5.48%	#^	07/23/2025	7,794,617
2,000,000	Flatiron Ltd., Series 2012-1X-D	6.38%	#	10/25/2024	1,934,758
3,000,000	Galaxy Ltd., Series 2014-18A-D2	5.18%	#^	10/15/2026	2,965,763
5,000,000	Galaxy Ltd., Series 2014-18A-E2	7.18%	#^	10/15/2026	4,800,152
10,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-E1	6.88%	#^	07/20/2027	9,619,567
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1A-D	6.41%	#^	08/15/2023	1,658,089
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.39%	#^	04/28/2025	909,021
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.89%	#^	04/28/2025	823,431
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E	6.64%	#^	04/28/2025	523,279
3,500,000	LCM LP, Series 14A-E	5.53%	#^	07/15/2025	3,228,358
3,500,000	LCM LP, Series 14A-F	6.03%	#^	07/15/2025	2,741,162
7,000,000	LCM LP, Series 19A-E1	7.33%	#^	07/15/2027	6,818,504
2,500,000	Madison Park Funding Ltd., Series 2014-13X-E	5.88%	#	01/19/2025	2,332,078
10,022,500	Madison Park Funding Ltd., Series 2015-18A-E2	7.23%	#^	10/21/2026	9,867,141
10,000,000	Magnetite Ltd., Series 2012-7A-DR	7.85%	#^	01/15/2025	10,049,141
7,500,000	Magnetite Ltd., Series 2015-16A-E	7.23%	#^	01/18/2028	7,253,290
5,250,000	North End Ltd., Series 2013-1A-D	4.38%	#^	07/17/2025	4,921,569
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	4.23%	#^	07/17/2025	1,950,343
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	5.38%	#^	07/17/2025	8,316,366
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.50%	#^	11/14/2026	1,995,157
2,000,000	THL Credit Wind River Ltd., Series 2015-2A-E	6.58%	#^	10/15/2027	1,805,120
3,000,000	Venture Ltd., Series 2012-12A-E	6.24%	#^	02/28/2024	2,861,078
4,000,000	Venture Ltd., Series 2013-14A-D	4.69%	#^	08/28/2025	3,911,371
7,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	5.13%	#^	02/03/2025	7,009,241
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	6.13%	#^	02/03/2025	1,107,843
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	7.38%	#^	02/03/2025	1,032,120
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	4.63%	#^	11/24/2025	3,177,336
2,500,000	Wind River Ltd., Series 2013-2A-D	4.48%	#^	01/18/2026	2,422,985
2,500,000	Wind River Ltd., Series 2013-2A-E	5.63%	#^	01/18/2026	2,311,510
2,000,000	Wind River Ltd., Series 2016-1A-D	5.53%	#^	07/15/2028	2,009,875

Total Collateralized Loan Obligations (Cost $186,303,728)					182,037,745

Convertible Bonds - 0.1%
1,235,693	SandRidge Energy, Inc.	0.00%		03/10/2020	1,545,389

Total Convertible Bonds (Cost $2,070,541)					1,545,389

Foreign Corporate Bonds - 61.4%
5,301,656	ACI Airport Sudamerica S.A.	6.88%		11/29/2032	5,082,963
11,350,000	Aeropuertos Dominicanos	9.75%	^	11/13/2019	11,860,750
1,035,000	Aeropuertos Dominicanos	9.75%		11/13/2019	1,081,575
25,000,000	AES Andres B.V.	7.95%	^	05/11/2026	25,886,750
19,000,000	AES El Salvador Trust	6.75%		03/28/2023	17,622,500
8,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	7,420,000
15,718,000	AES Gener S.A.	8.38%	#	12/18/2073	16,818,260
24,850,000	Ajecorp B.V.	6.50%		05/14/2022	12,797,750
8,250,000	Alcoa Nederland Holding BV	7.00%	^	09/30/2026	9,054,375
10,000,000	Alfa SAB de CV	6.88%		03/25/2044	9,775,000
1,000,000	Ardagh Packaging Finance	7.25%	^	05/15/2024	1,057,500
93,981	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	93,433
27,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	27,540,000
13,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	13,260,000
1,585,000	Banco de Galicia y Buenos Aires S.A.	8.75%		05/04/2018	1,612,738
1,160,000	Banco de Galicia y Buenos Aires S.A.	8.25%	#	07/19/2026	1,215,100
572,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	574,969
26,428,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	26,565,161
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2023	39,000,000
6,350,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	6,000,750
1,500,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	1,590,000
15,000,000	Banco Macro S.A.	6.75%	#^	11/04/2026	14,250,000
5,000,000	Banco Mercantil del Norte S.A.	5.75%	#	10/04/2031	4,656,250
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	8,727,000
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	1,970,557
23,205,000	BR Malls International Finance Ltd.	8.50%	†	04/21/2049	22,972,950
18,000,000	Braskem Finance Ltd.	7.38%	†	10/29/2049	18,000,000
3,925,000	C10 Capital SPV Ltd.	5.71%	#†	12/29/2049	3,571,750
250,000	C5 Capital Ltd.	5.27%	#†	12/29/2049	210,000
9,046,000	Camelot Finance S.A.	7.88%	^	10/15/2024	9,385,225
15,500,000	Camposol S.A.	10.50%	^	07/15/2021	14,918,750
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	13,854,800
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	3,538,500
25,000,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	20,940,000
2,612,000	Colombia Telecomunicaciones S.A.	8.50%	#†	12/29/2049	2,331,210
32,000,000	Colombia Telecomunicaciones S.A.	8.50%	#^†	03/31/2050	28,560,000
6,000,000	Comcel Trust	6.88%		02/06/2024	6,075,000
3,000,000	Comision Federal de Electricidad	6.13%		06/16/2045	2,887,500
11,000,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	11,852,500
29,350,000	CorpGroup Banking S.A.	6.75%		03/15/2023	27,996,378
11,900,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	11,781,000
31,000,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	31,062,000
8,950,000	Coveris Holdings S.A.	7.88%	^	11/01/2019	8,927,625
7,500,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	7,668,750
17,500,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	17,893,750
38,600,000	Digicel Ltd.	8.25%		09/30/2020	33,310,642
5,000,000	Digicel Ltd.	7.13%		04/01/2022	3,903,100
5,000,000	Digicel Ltd.	7.13%	^	04/01/2022	3,903,100
8,000,000	Ecopetrol S.A.	7.38%		09/18/2043	8,140,000
5,000,000	Ecopetrol S.A.	5.88%		05/28/2045	4,345,000
25,000,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	21,625,000
5,000,000	Eldorado International Finance GMBH	8.63%		06/16/2021	4,325,000
13,000,000	Far East Capital Ltd. S.A.	8.75%	^Ω	05/02/2020	7,410,000
5,000,000	Far East Capital Ltd. S.A.	8.75%	Ω	05/02/2020	2,850,000
7,800,000	Financiera Independencia S.A.B. de .C.V.	7.50%	^	06/03/2019	7,741,500
10,200,000	Financiera Independencia S.A.B. de C.V.	7.50%		06/03/2019	10,123,500
14,500,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	12,071,540
9,765,000	GeoPark Latin America Ltd.	7.50%	^	02/11/2020	9,116,116
10,235,000	GeoPark Latin America Ltd.	7.50%		02/11/2020	9,554,884
10,900,000	GFL Environmental, Inc.	9.88%	^	02/01/2021	12,044,500
25,065,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	26,067,600
29,800,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	30,038,400
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	6,975,000
3,000,000	Grupo Famsa S.A.B. de C.V.	7.25%		06/01/2020	2,092,500
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	13,377,000
12,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	11,193,000
4,000,000	Grupo Posadas S.A.B. de C.V.	7.88%		06/30/2022	3,970,000
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	25,805,000
24,000,000	GTL Trade Finance, Inc.	7.25%		04/16/2044	22,530,000
1,570,000	Hudbay Minerals, Inc.	7.63%	^	01/15/2025	1,635,752
5,622,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	5,846,880
19,000,000	Inkia Energy Ltd.	8.38%		04/04/2021	19,760,000
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	11,775,000
11,800,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	9,263,000
1,954,000	Intelsat Connect Finance S.A.	12.50%	^	04/01/2022	1,211,480
5,180,000	Intelsat Jackson Holdings S.A.	8.00%	^	02/15/2024	5,348,350
1,446,000	Intelsat S.A.	7.75%		06/01/2021	480,795
7,800,000	JBS Investments GmbH	7.75%		10/28/2020	8,317,140
3,500,000	JBS Investments GmbH	7.25%		04/03/2024	3,675,000
8,975,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	8,997,437
7,525,000	LBC Tank Terminals Holding B.V.	6.88%	^	05/15/2023	7,731,937
4,825,000	Lundin Mining Corporation	7.50%	^	11/01/2020	5,156,719
7,500,000	Lundin Mining Corporation	7.88%	^	11/01/2022	8,193,750
23,000,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	21,792,500
15,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	15,564,000
12,650,000	Marfrig Overseas Ltd.	9.50%		05/04/2020	13,092,750
13,168,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	13,579,500
17,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	18,046,875
1,222,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,319,760
3,000,000	Nitrogenmuvek Vegyipari Zrt	7.88%		05/21/2020	3,105,000
30,000,000	Noble Group Ltd.	6.00%	#†	06/24/2049	16,725,000
29,000,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	1,566,000
4,784,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	258,336
10,000,000	Odebrecht Finance Ltd.	5.25%		06/27/2029	5,850,000
28,000,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	16,590,000
5,000,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	3,050,000
4,093,000	Pan American Energy LLC	7.88%		05/07/2021	4,307,882
15,200,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	11,438,000
25,000,000	Petrobras Argentina S.A.	7.38%	^	07/21/2023	24,437,500
7,400,000	Petrobras Global Finance B.V.	8.38%		05/23/2021	7,992,000
25,000,000	Petrobras Global Finance B.V.	6.75%		01/27/2041	21,125,000
2,000,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	1,775,400
8,818,865	Rio Oil Finance Trust	9.25%		07/06/2024	8,333,828
7,500,000	Sappi Papier Holding GmbH	7.50%		06/15/2032	6,975,000
21,119,000	Sappi Papier Holding GmbH	7.50%	^	06/15/2032	19,640,670
12,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	11,340,000
10,170,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	9,610,650
1,210,000	TAM Capital 3, Inc.	8.38%		06/03/2021	1,246,300
2,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	2,045,000
5,850,000	Telesat LLC	8.88%	^	11/15/2024	6,113,250
2,000,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	2,045,000
2,770,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	2,479,150
28,007,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	22,335,582
24,100,000	Unifin Financiera S.A.B. de C.V.	7.25%	^	09/27/2023	23,593,900
4,000,000	Vale S.A.	5.63%		09/11/2042	3,560,000
24,000,000	Vedanta Resources PLC	8.25%		06/07/2021	25,092,000
15,000,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	14,032,500
2,890,000	Weatherford International Ltd	9.88%	^	02/15/2024	3,086,867

Total Foreign Corporate Bonds (Cost $1,385,170,720)					1,282,991,891

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.4%
18,300,000	Argentine Republic Government International Bond	7.63%		04/22/2046	18,345,750
17,800,000	Dominican Republic International Bond	6.85%		01/27/2045	16,905,016
16,000,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	15,819,200

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $50,438,897)					51,069,966

Municipal Bonds - 1.5%
45,000,000	Commonwealth of Puerto Rico General Obligation	8.00%	Ω	07/01/2035	30,375,000

Total Municipal Bonds (Cost $37,990,594)					30,375,000

Non-Agency Commercial Mortgage Backed Obligations - 11.4%
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	9,484,542
10,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	7,900,158
98,571,553	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.43%	#I/O	02/10/2048	8,220,069
6,465,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^	10/17/2045	4,295,708
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	2,193,103
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	2,230,994
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	2,174,900
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	-
30,000,000	Great Wolf Trust, Series 2015-WFMZ-M	7.69%	#^	05/15/2032	29,702,821
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.37%	#^	04/10/2047	10,249,022
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.19%	#^I/O	04/10/2047	3,907,653
4,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-C1-F	5.44%	#^	01/12/2037	4,031,491
4,500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	4,462,862
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.96%	#^I/O	08/15/2046	2,915,756
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	9,940,516
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	4,268,625
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	7,406,817
11,900,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-E	3.90%	#^	08/15/2047	7,601,791
55,727,164	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.76%	#^I/O	08/15/2047	2,455,328
80,767,914	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.17%	#I/O	01/15/2048	4,493,668
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^	02/15/2048	6,628,501
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.54%	#^I/O	02/15/2048	2,456,027
19,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	19,016,796
1,838,385	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.88%	#	02/12/2039	1,836,054
25,305,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.97%	#	02/15/2051	25,385,052
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	5.97%	#	02/15/2051	3,842,076
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^	08/15/2050	2,977,640
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.64%	#^I/O	08/15/2050	480,203
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.64%	#^I/O	08/15/2050	1,066,512
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.22%	#^	06/15/2048	11,291,589
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.22%	#^	06/15/2048	4,199,978
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.22%	#^¥	06/15/2048	11,515,154
21,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^	03/15/2047	13,724,006
87,892,034	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.49%	#^I/O	03/15/2047	6,833,478

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $261,876,862)					239,188,890

Non-Agency Residential Collateralized Mortgage Obligations - 6.2%
30,000,000	CIM Trust, Series 2016-1RR-B2	10.66	#^	07/26/2055	26,517,597
15,000,000	CIM Trust, Series 2016-2RR-B2	11.11	#^	02/27/2056	13,343,588
15,000,000	CIM Trust, Series 2016-3RR-B2	11.38	#^	02/27/2056	13,344,683
12,878,745	PFCA Home Equity Investment Trust, Series 2002-IFC2-A	4.58%	#^¥	10/22/2033	12,173,079
30,502,277	PFCA Home Equity Investment Trust, Series 2003-IFC3-A	4.50%	#^¥	08/22/2034	30,973,323
31,489,764	PFCA Home Equity Investment Trust, Series 2003-IFC4-A	4.01%	#^¥	10/22/2034	30,393,860
3,294,975	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	3.77%	#	03/20/2037	2,944,203

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $125,460,013)					129,690,333

US Corporate Bonds - 23.6%
11,840,000	Ahern Rentals, Inc.	7.38%	^	05/15/2023	10,004,800
6,155,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	5,939,575
7,400,000	Alliance One International, Inc.	8.50%	^	04/15/2021	7,529,500
8,000,000	American Eagle Energy Corporation	11.00%	^Ω¥	09/01/2019	100,000
9,427,000	American Tire Distributors, Inc.	10.25%	^	03/01/2022	9,090,739
8,753,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	8,949,942
7,170,000	BCD Acquisition, Inc.	9.63%	^	09/15/2023	7,707,750
4,105,000	Beazer Homes USA, Inc.	8.75%	^	03/15/2022	4,443,662
4,800,000	BMC Software Finance, Inc.	8.13%	^	07/15/2021	4,509,000
7,135,000	Builders Firstsource, Inc.	10.75%	^	08/15/2023	8,223,087
10,085,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	9,000,862
10,800,000	Cequel Communications Holdings LLC	7.75%	^	07/15/2025	11,934,000
2,935,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	3,111,100
6,905,000	Constellis Holdings LLC	9.75%	^	05/15/2020	7,112,150
6,000,000	CSC Holdings LLC	10.88%	^	10/15/2025	7,155,000
5,000,000	Deck Chassis Acquisition, Inc.	10.00%	^	06/15/2023	5,175,000
7,995,000	DJO Finance, LLC	8.13%	^	06/15/2021	6,975,637
12,670,000	Embarq Corporation	8.00%		06/01/2036	11,909,800
3,935,000	EMI Music Publishing Group North America Holdings, Inc.	7.63%	^	06/15/2024	4,269,475
8,918,000	Endo Finance, Inc.	7.25%	^	01/15/2022	8,249,150
4,005,000	Energy Gulf Coast, Inc.	11.00%	^Ω	03/15/2020	2,122,650
1,130,000	Energy Gulf Coast, Inc.	7.50%	Ω	12/15/2021	158,200
2,250,000	Energy Gulf Coast, Inc.	6.88%	Ω	03/15/2024	315,000
11,710,000	Energy Partners Ltd.	8.25%	Ω	02/15/2018	2,195,625
5,000,000	Engility Corporation	8.88%	^	09/01/2024	5,256,250
14,110,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	15,027,150
2,525,000	Extraction Oil & Gas Holdings LLC	7.88%	^	07/15/2021	2,714,375
3,395,000	First Data Corporation	7.00%	^	12/01/2023	3,624,162
4,200,000	Frontier Communications Corporation	11.00%		09/15/2025	4,352,250
3,000,000	FTS International, Inc.	8.46%	#^	06/15/2020	3,003,750
4,447,000	Gates Global LLC	6.00%	^	07/15/2022	4,371,401
8,900,000	Genesy’s Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	9,478,500
4,815,000	Grinding Media Canada, Inc.	7.38%	^	12/15/2023	5,070,676
11,060,000	Hillman Group, Inc.	6.38%	^	07/15/2022	10,451,700
9,400,000	Infor US, Inc.	6.50%		05/15/2022	9,823,000
11,450,000	InVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	12,049,980
10,633,000	Kindred Healthcare, Inc.	8.75%		01/15/2023	9,981,729
7,850,000	Legacy Reserves LP	6.63%		12/01/2021	5,416,084
15,350,000	Memorial Production Partners LP	7.63%	Ω	05/01/2021	7,559,875
1,906,000	Microsemi Corporation	9.13%	^	04/15/2023	2,230,020
4,642,000	Milacron LLC	7.75%	^	02/15/2021	4,792,865
7,995,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	8,435,524
7,360,000	Navient Corporation	8.00%		03/25/2020	8,183,584
8,545,000	NGL Energy Finance Corporation	7.50%	^	11/01/2023	8,865,438
5,010,000	Noble Holding International Ltd.	7.75%		01/15/2024	4,724,931
8,690,000	NRG Energy, Inc.	7.25%	^	05/15/2026	8,690,000
10,450,000	Omega LLC Senior Unsecured Term Loan	8.75%	^	07/15/2023	10,972,500
10,150,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	8,526,000
9,514,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	9,656,710
4,880,000	PDC Energy, Inc.	7.75%		10/15/2022	5,221,600
9,542,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	10,412,708
8,215,000	RCN Telecom Services LLC	8.50%	^	08/15/2020	8,718,169
4,795,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	4,806,988
3,786,984	Reynolds Group Issuer LLC	8.25%		02/15/2021	3,911,178
6,340,000	Sanchez Energy Corporation	7.75%		06/15/2021	6,482,650
5,470,000	SandRidge Energy, Inc.	0.00%	^	06/01/2020	1
5,611,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	6,045,853
8,681,000	Select Medical Corporation	6.38%		06/01/2021	8,724,405
9,300,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	9,393,000
10,925,000	Solera Finance, Inc.	10.50%	^	03/01/2024	12,345,250
11,052,000	Southern Graphics, Inc.	8.38%	^	10/15/2020	11,273,040
10,600,000	Surgery Center Holdings, Inc.	8.88%	^	04/15/2021	11,315,500
10,965,000	Tenet Healthcare Corporation	6.75%		06/15/2023	9,676,613
3,000,000	TMS International Corporation	7.63%	^	10/15/2021	2,880,000
2,775,000	TransDigm, Inc.	6.50%		07/15/2024	2,917,219
8,185,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	8,522,631
3,925,000	Viking Cruises Ltd.	6.25%	^	05/15/2025	3,669,875
9,120,000	Vizient, Inc.	10.38%	^	03/01/2024	10,351,200
5,000,000	Western Digital Corporation	10.50%	^	04/01/2024	5,925,000
5,539,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	5,857,493
8,275,000	Woodside Homes Company LLC	6.75%	^	12/15/2021	8,026,750
7,075,000	Xerium Technologies, Inc.	9.50%	^	08/15/2021	7,075,000

Total US Corporate Bonds (Cost $509,708,744)					492,992,281

US Government / Agency Mortgage Backed Obligations - 7.2%
15,379,918	Federal Home Loan Mortgage Corporation, Series 3631-SJ	5.54%	#I/FI/O	02/15/2040	2,612,604
18,187,869	Federal Home Loan Mortgage Corporation, Series 3770-SP	5.80%	#I/FI/O	11/15/2040	2,103,281
38,779,940	Federal Home Loan Mortgage Corporation, Series 3980-SX	5.80%	#I/F I/O	01/15/2042	7,651,096
16,349,825	Federal Home Loan Mortgage Corporation, Series 4212-NS	4.56%	#I/F	06/15/2043	14,005,303
7,160,521	Federal National Mortgage Association, Series 2006-83-SH	5.80%	#I/FI/O	09/25/2036	1,449,861
14,254,332	Federal National Mortgage Association, Series 2007-22-S	5.99%	#I/FI/O	03/25/2037	2,782,699
30,158,349	Federal National Mortgage Association, Series 2010-123-SK	5.29%	#I/FI/O	11/25/2040	5,492,511
38,186,023	Federal National Mortgage Association, Series 2012-52-PS	5.82%	#I/FI/O	05/25/2042	7,848,003
21,621,450	Federal National Mortgage Association, Series 2013-55-US	4.87%	#I/F	06/25/2043	20,132,158
36,235,539	Federal National Mortgage Association, Series 2013-58-KS	4.79%	#I/F	06/25/2043	32,431,470
21,155,612	Federal National Mortgage Association, Series 2013-58-SC	4.87%	#I/F	06/25/2043	19,472,679
35,925,805	Federal National Mortgage Association, Series 2013-64-SH	4.87%	#I/F	06/25/2043	34,743,433

Total US Government / Agency Mortgage Backed Obligations (Cost $155,847,807)					150,725,098

Exchange Traded Funds and Common Stocks - 0.7%
52,415	SandRidge Energy, Inc.				1,234,373
295,568	Pacific Rubiales Energy Corporation				12,928,678

Total Exchange Traded Funds and Common Stocks (Cost $52,889,289)					14,163,051

Short Term Investments - 1.8%
12,555,269	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	◆		12,555,269
12,555,270	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	◆		12,555,270
12,550,958	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	◆		12,550,958

Total Short Term Investments (Cost $37,661,497)					37,661,497

Total Investments - 136.7% (Cost $3,053,364,966)‡					2,857,441,423
Liabilities in Excess of Other Assets - (36.7)%					(767,723,040)

NET ASSETS - 100.0%					$ 2,089,718,383

#	Variable rate security. Rate disclosed as of December 31, 2016.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $1,359,147,075 or 65.0% of net assets.

†	Perpetual Maturity

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

◆	Seven-day yield as of December 31, 2016

¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $118,185,815 or 5.7% of net assets.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

‡	Under the Fund’s Revolving Credit and Security Agreement, the lenders, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lenders.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$3,069,710,188

Gross Tax Unrealized Appreciation	54,230,459
Gross Tax Unrealized Depreciation	(266,499,224)

Net Tax Unrealized Appreciation (Depreciation)	$(212,268,765)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	61.4%
US Corporate Bonds	23.6%
Bank Loans	11.7%
Non-Agency Commercial Mortgage Backed Obligations	11.4%
Collateralized Loan Obligations	8.7%
US Government / Agency Mortgage Backed Obligations	7.2%
Non-Agency Residential Collateralized Mortgage Obligations	6.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.4%
Short Term Investments	1.8%
Municipal Bonds	1.5%
Exchange Traded Funds and Common Stocks	0.7%
Convertible Bonds	0.1%
Other Assets and Liabilities	(36.7)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	11.4%
Oil & Gas	8.9%
Collateralized Loan Obligations	8.7%
Consumer Products	8.5%
Utilities	7.3%
US Government / Agency Mortgage Backed Obligations	7.2%
Building and Development (including Steel/Metals)	6.5%
Non-Agency Residential Collateralized Mortgage Obligations	6.2%
Telecommunications	5.7%
Banking	5.6%
Finance	4.7%
Transportation	4.3%
Technology	4.0%
Healthcare	3.5%
Mining	3.5%
Media	3.2%
Business Equipment and Services	2.7%
Construction	2.7%
Chemicals/Plastics	2.6%
Pulp & Paper	2.4%
Electronics/Electric	2.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.4%
Retailers (other than Food/Drug)	2.3%
Hotels/Motels/Inns and Casinos	2.0%
Short Term Investments	1.8%
Pharmaceuticals	1.6%
Industrial Equipment	1.5%
Municipal Bonds	1.5%
Financial Intermediaries	1.5%
Insurance	1.4%
Containers and Glass Products	1.3%
Automotive	1.3%
Conglomerates	1.2%
Real Estate	1.1%
Beverage and Tobacco	1.0%
Leisure	0.9%
Health Care Providers & Services	0.5%
Energy	0.4%
Cosmetics/Toiletries	0.4%
Environmental Control	0.3%
Food Products	0.2%
Aerospace & Defense	0.1%
Other Assets and Liabilities	(36.7)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	71.4%
Brazil	17.6%
Mexico	12.1%
Peru	4.9%
Colombia	4.7%
Argentina	4.0%
Dominican Republic	4.0%
Chile	3.0%
Canada	2.1%
Jamaica	2.0%
Luxembourg	1.7%
South Africa	1.3%
India	1.2%
El Salvador	1.2%
Costa Rica	1.0%
Netherlands	0.8%
Guatemala	0.8%
China	0.8%
Indonesia	0.6%
Russia	0.5%
Australia	0.3%
Uruguay	0.2%
Ireland	0.2%
Britain	0.1%
Hungary	0.1%
Paraguay	0.1%
Other Assets and Liabilities	(36.7)%

100.0%

Summary of Fair Value Disclosure

December 31, 2016 (Unaudited)

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2016, the Fund did not hold any investments in private investment funds.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy. As of December 31, 2016, the Fund has no derivative instruments.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. As of December 31, 2016, the Fund had no outstanding reverse repurchase agreements.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20161:

Category

Investments in Securities
Level 1
Money Market Funds	$37,661,497
Exchange Traded Funds and Common Stocks	14,163,051

Total Level 1	51,824,548
Level 2
Foreign Corporate Bonds	1,282,991,891
US Corporate Bonds	492,892,281
Bank Loans	244,949,125
Collateralized Loan Obligations	182,037,745
US Government / Agency Mortgage Backed Obligations	150,725,098
Non-Agency Commercial Mortgage Backed Obligations	138,490,546
Non-Agency Residential Collateralized Mortgage Obligations	129,690,333
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	51,069,966
Municipal Bonds	30,375,000
Convertible Bonds	1,545,389

Total Level 2	2,704,767,374
Level 3
Non-Agency Commercial Mortgage Backed Obligations	100,698,344
US Corporate Bonds	100,000
Bank Loans	51,157

Total Level 3	100,849,501

Total	$2,857,441,423

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2016	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Balance as of 12/31/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2016 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$104,065,280	$-	$(5,556,995)	$(2,076,841)	$4,266,900	$-	$-	$-	$100,698,344	$(5,565,143)
U.S. Corporate Bonds	1,080,000	-	(980,000)	-	-	-	-	-	100,000	(980,000)
Bank Loans	468,943	-	(417,786)	-	-	-	-	-	51,157	(417,786)

Total	$105,614,223	$-	$(6,954,781)	$(2,076,841)	$4,266,900	$-	$-	$-	$100,849,501	$(6,962,929)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2016 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2016 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input

Non-Agency Commercial Mortgage Backed Obligations	$100,698,344	Market Comparables	Yields	7.82% - 18.90%	Increase in yields would result in the decrease in the fair value of the security

U.S. Corporate Bonds	100,000	Market Comparables	Market Quotes	$1.25	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

Bank Loans	51,157	Market Comparables	Market Quotes	$1.50	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date               February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

  Ronald R. Redell, President and Chief Executive Officer

Date               February 22, 2017

By (Signature and Title)          /s/ Susan Nichols

 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date               February 22, 2017